Commitments and Contingencies	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4 - Commitments and Contingencies:

Pending Litigation

The Company is a defendant in one legal proceeding relating to alleged breach of contract and claims against certain of the Company’s original buccal delivery patents. The Company is also a defendant in two legal proceedings brought by a former executive officer and her affiliate. These legal proceedings have been reported in the Company’s prior periodic reports. No activity has occurred in these cases in several years, and the Company now considers them dormant.

In December 2011, a vendor of the Company commenced an action against the Company and its subsidiary, Generex Pharmaceuticals, Inc., in the Ontario Superior Court of Justice claiming damages for unpaid invoices including interest in the amount of $429,000, in addition to costs and further interest. The Company responded to this statement of claim and also asserted a counterclaim in the proceeding for $200,000 arising from the vendor’s breach of contract and detinue, together with interest and costs. On November 16, 2012, the parties agreed to settle this action and the Company has agreed to pay the plaintiff $125,000, following the spinout of its subsidiary Antigen, from the proceeds of any public or private financing related to Antigen subsequent to such spinout. Each party agreed to execute mutual releases to the claim and counterclaim to be held in trust by each party’s counsel until payment of the settlement amount. Following payment to the plaintiff, the parties agree that a Consent Dismissal Order without costs will be filed with the court. If the Company fails to make the payment following completion of any post-spinout financing related to Antigen or any other subsidiaries, the Plaintiffs may take out a judgment in the amount of the claim plus interest of 3% per annum and costs fixed at $25,000. This has been accrued in the unaudited condensed interim consolidated financial statements.

On August 22, 2017, Generex received a letter from counsel for Three Brothers Trading LLC, d/b/a Alternative Execution Group (“AEXG”), claiming breach of a Memorandum of Understanding (“MOU”) between Generex and AEXG. The MOU related to AEXG referring potential financing candidate to Generex. The letter from AEXG counsel claimed that Generex’s acceptance of $3,000,000 in financing from Pharma Trials, LLC, in March 2017, violated the provisions of the MOU prohibiting Generex from seeking other financing, with certain exceptions, for a period of 60 days after execution of the MOU. AEXG has demanded at least $210,000 in cash and 84,000 warrants for Generex stock convertible at $2.50 per share, for attorney’s fees and costs. On December 2, 2018, an arbitrator awarded Three Brothers Trading LLC, d/b/a Alternative Execution Group (“AEXG”) an aggregate of $315,695 in damages, costs and fees as well as warrants exercisable for 84,000 shares of Generex Common Stock at an exercise price of $2.50 per share. The awards were made pursuant to claims under a Memorandum of Understanding (“MOU”) between Generex and AEXG related to AEXG referring potential financing candidate to Generex. AEXG filed a petition to confirm the arbitrator’s award in the United States District Court for the Southern District of New York. The petition includes a demand of $3,300,360 as the value of the Warrants. The arbitrator did not award the specific amount of $3.3 million, but only liquidated damages in the amount of $220,000 and the value of 84,000 warrants “as of today” (the date of the award) plus attorney’s fees, certain costs, prejudgment and post-judgment interest (which continues to run on a daily basis) and arbitration fees. The petition to confirm the arbitrator’s award and Generex’s opposition were remanded by the Court to the arbitrator and returned for clarification. The arbitrator stated that he was unable to add any clarification, as he did not take evidence on the issue of warrant valuation. The parties are awaiting the court’s response to the Arbitrator’s statement. As of October 31, 2019, the value of the warrants have a market value of $65,613. Between the warrants and the $220,000 of liquidated damages, the Company has accrued $285,613 related to this matter.

On June 28, 2018, the Company was named in respect of a claim by Burrard Pharmaceutical Enterprises Ltd. and Moa’yeri Kayhan for unspecified damages and other remedies issued by the Supreme Court of British Columbia. The claim is made in connection with one advanced against Burrard and Kayhan by Middle East Pharmaceutical Factory L.L.C., a foreign corporation, for fraudulent or negligent misrepresentation. Middle East alleges that it was misled by Burrard and Kayhan into believing that Burrard had rights to distribute Generex product in the Middle East. Burrard and Kayhan allege that they did have rights in that regard, which the Company denies. The matter remains at the pleadings stage and the Company is investigating the facts.

On October 26, 2018, Generex entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell and sold its Note Due October 26, 2019 (“Note”) in the principal amount of $682,000. On January 25, 2019, Generex received a letter from the purchaser’s counsel stating that the Note was in default because Generex’s common stock was not listed on NASDAQ within 90 days after the issuance of the Note. The letter demanded repayment in full. On February 12, 2019, the Purchaser filed a Motion for Summary Judgment in lieu of complaint in the Supreme Court of New York, demanding the aggregate principal amount, default interest and costs. Counsel for Generex and Alpha have engaged in settlement discussions.

On March 21, 2019 Compass Bank filed suit against NuGenerex Distributions Solutions 2, L.L.C. in the District Court of Dallas County, Texas requesting damages of $3,413,000. In connection with the closing of the Veneto acquisition, Compass Bank had a lien on certain assets that were supposed to be transferred into the ownership of NuGenerex, a subsidiary of Generex. Those assets were never transferred due to regulatory impositions. Generex had listed Compass Bank as an intended third party beneficiary to the transaction in relation to the assets liened and Veneto ceased payments upon the loan which the lien generated from. Compass bank filed suit against 6 parties involved in the transaction to collect on the loan, including NuGenerex. NuGenerex’s position is the contract was frustrated by the assets that were liened were never transferred, NuGenerex did not receive any benefit from the agreement, and thus NuGenerex is not responsible to Compass Bank for repayment of a loan on assets not transferred. Generex intends to implead Brooks Houghton for indemnification who was retained to perform due diligence on the transaction.

In May 2019 Brooks Houghton threatened litigation by way of a FINRA Dispute Resolution. Brooks Houghton, who the managing representative is Mr. Centonfanti a prior board member, was under contract to perform due diligence on the Veneto transaction, as well as other unrelated items. The Veneto transaction closed three times, each time with a reduction in price due to material negative circumstances. Brook Houghton, who was under contract to perform due diligence, claims their fee should be paid on the initial closing price not the ultimate resolution of the matter. The company offered to compensate Brooks Houghton pursuant to agreement, 3% on the most recent closing price for Veneto for which Brooks Houghton may have performed some level of work on, payable in kind, and Brooks Houghton declined the offer. Brooks Houghton is claiming $450,000 for the first closing of Veneto, $714,000 for the second closing of Veneto, $882,353 for the Regentys acquisition, and $705,882 for Olaregen. The company is awaiting service. As of October 31, 2019, the Company has accrued for the full $2,752,235 balance.

With respect to all litigation, as additional information concerning the estimates used by the Company becomes known, the Company reassesses its position both with respect to accrued liabilities and other potential exposures.

Commitments

Intellectual Property

In connection with the Company’s acquisition of Olaregen, intellectual property was acquired that had a valuation of $650,000 prior to being acquired and revalued. This initial $650,000 valuation represented the initial payment remitted by Olaregen in accordance with the $4 million signed commitment agreement entered into with Activation Therapeutics, Inc. The remaining $3.35 million balance is to be paid in quarterly installments equal to 10% of quarterly net sales generated by Activation Therapeutics assuming the Exellagen average selling price per unit exceeds $800. In the event that the average selling price per unit is less than $800 per unit, cost of goods sold shall be excluded from the computation of net sales.

Note 4 - Commitments and Contingencies:

Pending Litigation

The Company is a defendant in one legal proceeding relating to alleged breach of contract and claims against certain of the Company’s original buccal delivery patents. The Company is also a defendant in two legal proceedings brought by a former executive officer and her affiliate. These legal proceedings have been reported in the Company’s prior periodic reports. No activity has occurred in these cases in several years, and the Company now considers them dormant.

In December 2011, a vendor of the Company commenced an action against the Company and its subsidiary, Generex Pharmaceuticals, Inc., in the Ontario Superior Court of Justice claiming damages for unpaid invoices including interest in the amount of $429,000, in addition to costs and further interest. The Company responded to this statement of claim and asserted a counterclaim in the proceeding for $200,000 arising from the vendor’s breach of contract and detinue, together with interest and costs. On November 16, 2012, the parties agreed to settle this action and the Company has agreed to pay the plaintiff $125,000, following the spinout of its subsidiary Antigen, from the proceeds of any public or private financing related to Antigen subsequent to such spinout. Each party agreed to execute mutual releases to the claim and counterclaim to be held in trust by each party’s counsel until payment of the settlement amount. Following payment to the plaintiff, the parties agree that a Consent Dismissal Order without costs will be filed with the court. If the Company fails to make the payment following completion of any post-spinout financing related to Antigen or any other subsidiaries, the Plaintiffs may take out a judgment in the amount of the claim plus interest of 3% per annum and costs fixed at $25,000. This has been accrued in the consolidated financial statements.

On August 22, 2017, Generex received a letter from counsel for Three Brothers Trading LLC, d/b/a Alternative Execution Group (“AEXG”), claiming breach of a Memorandum of Understanding (“MOU”) between Generex and AEXG. The MOU related to AEXG referring potential financing candidate to Generex. The letter from AEXG counsel claimed that Generex’s acceptance of $3,000,000 in financing from Pharma Trials, LLC, in March 2017, violated the provisions of the MOU prohibiting Generex from seeking other financing, with certain exceptions, for a period of 60 days after execution of the MOU. AEXG has demanded at least $210,000 in cash and 84,000 warrants for Generex stock convertible at $2.50 per share, for attorney’s fees and costs. On December 2, 2018, an arbitrator awarded Three Brothers Trading LLC, d/b/a Alternative Execution Group (“AEXG”) an aggregate of $315,695 in damages, costs and fees as well as warrants exercisable for 84,000 shares of Generex Common Stock at an exercise price of $2.50 per share. The awards were made pursuant to claims under a Memorandum of Understanding (“MOU”) between Generex and AEXG related to AEXG referring potential financing candidate to Generex. AEXG filed a petition to confirm the arbitrator’s award in the United States District Court for the Southern District of New York. The petition includes a demand of $3,300,360 as the value of the Warrants. The arbitrator did not award the specific amount of $3.3 million, but only liquidated damages in the amount of $220,000 and the value of 84,000 warrants “as of today” (the date of the award) plus attorney’s fees, certain costs, prejudgment and post-judgment interest (which continues to run on a daily basis) and arbitration fees. As of July 31, 2019, the value of the warrants have a market value of $232,283. Between the warrants and the $220,000 of liquidated damages, the Company has accrued $452,283 related to this matter.

On June 28, 2018, the Company was named in respect of a claim by Burrard Pharmaceutical Enterprises Ltd. and Moa’yeri Kayhan for unspecified damages and other remedies issued by the Supreme Court of British Columbia. The claim is made in connection with one advanced against Burrard and Kayhan by Middle East Pharmaceutical Factory L.L.C., a foreign corporation, for fraudulent or negligent misrepresentation. Middle East alleges that it was misled by Burrard and Kayhan into believing that Burrard had rights to distribute Generex product in the Middle East. Burrard and Kayhan allege that they did have rights in that regard, which the Company denies. The matter remains at the pleadings stage and the Company is investigating the facts.

On October 26, 2018, Generex entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell and sold its Note Due October 26, 2019 (“Note”) in the principal amount of $682,000. On January 25, 2019, Generex received a letter from the purchaser’s counsel stating that the Note was in default because Generex’s common stock was not listed on NASDAQ within 90 days after the issuance of the Note. The letter demanded repayment in full. On February 12, 2019, the Purchaser filed a Motion for Summary Judgment in lieu of complaint in the Supreme Court of New York, demanding the aggregate principal amount, default interest and costs. Counsel for Generex and Alpha have engaged in settlement discussions.

On March 21, 2019 Compass Bank filed suit against NuGenerex Distributions Solutions 2, L.L.C. in the District Court of Dallas County, Texas requesting damages of $3,413,000. In connection with the closing of the Veneto acquisition, Compass Bank had a lien on certain assets that were supposed to be transferred into the ownership of NuGenerex, a subsidiary of Generex. Those assets were never transferred due to regulatory impositions. Generex had listed Compass Bank as an intended third-party beneficiary to the transaction in relation to the assets liened and Veneto ceased payments upon the loan which the lien generated from. Compass bank filed suit against 6 parties involved in the transaction to collect on the loan, including NuGenerex. NuGenerex’s position is the contract was frustrated by the assets that were liened were never transferred, NuGenerex did not receive any benefit from the agreement, and thus NuGenerex is not responsible to Compass Bank for repayment of a loan on assets not transferred. Generex intends to implead Brooks Houghton for indemnification who was retained to perform due diligence on the transaction.

In May 2019 Brooks Houghton threatened litigation by way of a FINRA Dispute Resolution. Brooks Houghton, who the managing representative is Mr. Centonfanti a prior board member, was under contract to perform due diligence on the Veneto transaction, as well as other unrelated items. The Veneto transaction closed three times, each time with a reduction in price due to material negative circumstances. Brook Houghton, who was under contract to perform due diligence, claims their fee should be paid on the initial closing price not the ultimate resolution of the matter. The company offered to compensate Brooks Houghton pursuant to agreement, 3% on the most recent closing price for Veneto for which Brooks Houghton may have performed some level of work on, payable in kind, and Brooks Houghton declined the offer. Brooks Houghton is claiming $450,000 for the first closing of Veneto, $714,000 for the second closing of Veneto, $882,353 for the Regentys acquisition, and $705,882 for Olaregen. The company is awaiting service. As of July 31, 2019, the Company has accrued for the full $2,752,235 balance.

With respect to all litigation, as additional information concerning the estimates used by the Company becomes known, the Company reassesses its position both with respect to accrued liabilities and other potential exposures.

Commitments

Lease Agreements

There are rental agreements in effect at Hema Diagnostics Systems, Empire State Pharmacy Inc. and Regentys Corporation which have the following commitments as of July 31, 2019: $112,801 in fiscal year 2020 and $39,879 in fiscal year 2021.

Intellectual Property

In connection with the Company’s acquisition of Olaregen, intellectual property was acquired that had a valuation of $650,000 prior to being acquired and revalued. This initial $650,000 valuation represented the initial payment remitted by Olaregen in accordance with the $4 million signed commitment agreement entered into with Activation Therapeutics, Inc. The remaining $3.35 million balance is to be paid in quarterly installments equal to 10% of quarterly net sales generated by Activation Therapeutics assuming the Exellagen average selling price per unit exceeds $800. In the event that the average selling price per unit is less than $800 per unit, cost of goods sold shall be excluded from the computation of net sales.